Share capital and reserves, Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Share capital and reserves [Abstract]
Other reserves	$ 5,194	$ 4,651
Foreign currency translation reserve	$ (12,561)	$ (10,507)